Organization and Principal Activities (Details) - $ / shares	Jun. 30, 2023	Feb. 19, 2021	Feb. 09, 2021	Mar. 30, 2020
Organization and Principal Activities (Details) [Line Items]
WFOE net income percentage		100.00%
Ownership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests percentage	100.00%
Acquire non-controlling interests percentage			6.45%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Issued non-controlling shareholders (in Dollars per share)			$ 1,065,089
Exclusive Services Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Held of shares percentage				93.55%